Intangible assets	12 Months Ended
Dec. 31, 2022
Intangible assets other than goodwill [abstract]
Intangible Assets	Intangible Assets

(in thousands of USD)	Customer contracts	Other intangible assets	Total intangible assets
At January 1, 2021
Cost	—	1,123	1,123
Depreciation	—	(962)	(962)
Net carrying amount	—	161	161

Acquisitions	—	115	115
Depreciation charges	—	(90)	(90)
Balance at December 31, 2021	—	186	186

At January 1, 2022
Cost	—	1,205	1,205
Depreciation	—	(1,019)	(1,019)
Net carrying amount	—	186	186

Acquisitions	16,569	13	16,582
Depreciation charges	(913)	(108)	(1,021)
Translation differences	—	(1)	(1)
Balance at December 31, 2022	15,656	90	15,746

At December 31, 2022
Cost	16,569	1,212	17,781
Depreciation	(913)	(1,122)	(2,035)
Net carrying amount	15,656	90	15,746

In connection with the acquisition of the remaining 50% in TI Asia and TI Africa (see Note 25 and 26), a part of the price paid is related to an intangible asset (customer contracts with NOC for the service part, i.e. recharge of opex, maintenance and crew). Management estimated the fair value of the intangible asset related to the service component of the NOC contract, resulting in a value of $16.6 million at May 31, 2022. This amount will be depreciated till the end of the contractual service, or until July 21, 2032 and September 21, 2032 respectively.

The other intangible assets are mainly related to software assets.